Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Cohen & Steers Dividend Value Fund, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2011
Document Creation Date	dei_DocumentCreationDate	Jun. 15, 2012